OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2014	Dec. 31, 2018
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Goods and services taxes recoverable	$ 253		$ 271
Other investments	258		209
Notes receivable	202		285
Norte Abierto JV partner receivable	134		143
Restricted cash	162		121
Derivative assets	30		37
Derivative assets	0		1
Other	153		168
Other non-current assets	1,307		1,235
Zambia
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	70		110
Tanzania
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	128		111
Argentina
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	53		50
Carlin [Member]
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Derivative assets	$ 115		$ 0
Jabal Sayid [Member]
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Economic interest in joint venture	50.00%
Proportion of Ownership Interest Sold		50.00%